Equity (Details) - Schedule of Net Sales, Net Income, Cash Provided by Operations, Total Assets and Total Liabilities - PPC [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule of Net Sales, Net Income, Cash Provided by Operations, Total Assets and Total Liabilities [Line Items]
Net Revenue	$ 4,559,314	$ 4,308,091
Net Income	326,523	60,908
Net cash provided by operating activities	989,656	$ 89,341
Total assets	10,078,457		$ 9,810,361
Total liabilities	$ 6,332,976		$ 6,465,784